Investment Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Investment Company [Abstract]
Payment for the purchase of securities operating activities	$ 39,778,833
Proceeds from sale of securities operating activities	$ 13,310,000